Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value
5Fair values of financial instruments carried at fair value
The accounting policies, control framework, and the hierarchy used to determine fair values are consistent with those applied for the Annual
Report and Accounts 2024.

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	84,862	27,048	2,535	114,445	87,915	24,557	3,570	116,042
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,904	3,088	1,105	9,097	4,615	3,720	1,082	9,417
Derivatives	832	173,737	2,269	176,838	1,219	195,071	1,882	198,172
Financial investments	32,713	8,202	182	41,097	31,769	7,142	1,079	39,990
Liabilities
Trading liabilities	25,862	13,646	34	39,542	24,713	17,296	624	42,633
Financial liabilities designated at fair value	1,074	35,852	3,038	39,964	1,078	33,403	2,962	37,443
Derivatives	1,443	172,149	2,775	176,367	745	193,982	2,355	197,082

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 Jun 2025				At 31 Dec 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,234	8,209	1,946	12,389	2,365	7,189	2,053	11,607
Derivatives	—	37	—	37	—	29	—	29
Financial investments	2,331	8,870	373	11,574	2,113	4,261	402	6,776
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	10	—	10	—	104	—	104
Derivatives	—	9	—	9	—	15	—	15

Fair value adjustments
	At 30 Jun 2025	At 31 Dec 2024
	£m	£m
Type of adjustment
Risk-related	292	350
– bid-offer	157	153
– uncertainty	61	58
– credit valuation adjustment	52	74
– debit valuation adjustment	(8)	(9)
– funding fair value adjustment	30	74
– other	—	—
Model-related	36	29
– model limitation	36	29
– other	—	—
Inception profit (Day 1 P&L reserves)	65	58
	393	437

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2025
Transfers from Level 1 to Level 2	—	217	—	—	61	—	—
Transfers from Level 2 to Level 1	—	352	—	—	109	—	—

Full year to 31 Dec 2024
Transfers from Level 1 to Level 2	10	320	—	—	84	—	—
Transfers from Level 2 to Level 1	30	577	—	—	54	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	114	1	1,091	—	1,206	—	1	—	1
Asset-backed securities	50	119	—	—	169	—	—	—	—
Structured notes	—	—	—	—	—	—	3,036	—	3,036
Derivatives	—	—	—	2,269	2,269	—	—	2,775	2,775
Other portfolios	18	2,415	14	—	2,447	34	1	—	35
At 30 Jun 2025	182	2,535	1,105	2,269	6,091	34	3,038	2,775	5,847

Private equity including strategic investments	108	1	1,069	—	1,178	—	1	—	1
Asset-backed securities	68	145	—	—	213	—	—	—	—
Structured notes	—	—	—	—	—	—	2,958	—	2,958
Derivatives	—	—	—	1,882	1,882	—	—	2,355	2,355
Other portfolios	903	3,424	13	—	4,340	624	3	—	627
At 31 Dec 2024	1,079	3,570	1,082	1,882	7,613	624	2,962	2,355	5,941
The basis for determining the fair value of the financial instruments in the table above is explained on page 159 of the Annual Report and
Accounts 2024.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2025	1,079	3,570	1,082	1,882	624	2,962	2,355
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(2)	(33)	29	737	(15)	(61)	702
– net income from financial instruments held for trading or managed on a fair value basis	—	(33)	—	737	(15)	(61)	702
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	29	—	—	—	—
– gains from financial investments at fair value through other comprehensive income	(2)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	49	(49)	(43)	6	—	41	5
– financial investments: fair value gains	14	—	—	—	—	—	—
– exchange differences	35	(49)	(43)	6	—	41	5
Purchases	83	1,322	67	—	46	—	—
New issuances	—	—	—	—	—	1,617	—
Sales	(37)	(964)	(2)	—	(9)	—	—
Settlements	(21)	(861)	(28)	(450)	(251)	(849)	(288)
Transfers out[1]	(969)	(760)	(7)	(234)	(372)	(845)	(362)
Transfers in	—	310	7	328	11	173	363
At 30 Jun 2025	182	2,535	1,105	2,269	34	3,038	2,775
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	10	8	700	22	(98)	(1,011)
– trading (expense)/income excluding net interest income	—	10	—	700	22	—	(1,011)
– net income/(expense) from other financial instruments designated at fair value	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	(98)	—

At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	1	213	(20)	357	210	(1,819)	570
– net income from financial instruments held for trading or managed on a fair value basis	—	213	—	357	210	—	570
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(44)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	(1,819)	—
– gains from financial investments at fair value through other comprehensive income	1	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(17)	(5)	(46)	(2)	—	(35)	(3)
– financial investments: fair value gains	—	—	—	—	—	—	—
– exchange differences	(17)	(5)	(46)	(2)	—	(35)	(3)
Purchases	114	554	229	—	107	—	—
New issuances	—	—	—	—	—	1,686	—
Sales	(20)	(470)	(108)	—	(232)	—	—
Settlements	(185)	(286)	279	85	(298)	352	(88)
Transfers out[1]	(46)	(196)	(6)	(162)	(28)	(585)	(265)
Transfers in	34	242	4	395	91	289	407
At 30 Jun 2024	788	2,102	3,214	2,496	102	3,846	2,956

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(6)	(27)	(2,088)	4	(140)	(204)
– trading (expense)/income excluding net interest income	—	(6)	—	(2,088)	4	—	(204)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(27)	—	—	(140)	—

At 1 Jul 2024	788	2,102	3,214	2,496	102	3,846	2,956
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	(31)	33	410	16	1	84
– net income from financial instruments held for trading or managed on a fair value basis	—	(31)	—	410	16	(1,818)	84
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	9	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	24	—	—	1,819	—
– gains from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total losses recognised in other comprehensive income	(8)	8	(38)	(2)	—	(29)	2
– financial investments: fair value gains	7	—	—	—	—	—	—
– exchange differences	(15)	8	(38)	(2)	—	(29)	2
Purchases	913	1,934	218	—	616	—	—
New issuances	—	—	—	—	—	991	—
Sales	(52)	(579)	(301)	—	(2)	—	—
Settlements	(403)	(49)	(2,064)	(695)	(108)	(954)	(242)
Transfers out[1]	(158)	(81)	(11)	(521)	(1)	(1,587)	(810)
Transfers in	—	266	31	194	1	694	365
At 31 Dec 2024	1,079	3,570	1,082	1,882	624	2,962	2,355
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held 31 Dec 2024	—	(33)	50	540	(9)	52	(418)
– trading (expense)/income excluding net interest income	—	(33)	—	540	(9)	—	(418)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	—	23	—	—	(88)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	27	—	—	140	—
1Financial investments assets include £0.9bn of transfers out relating to enhancement of observability assessments on commercial paper.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	At
	30 Jun 2025				31 Dec 2024
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	381	(177)	—	—	348	(197)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	422	(165)	—	—	319	(115)	—	—
Financial investments	14	(14)	11	(14)	17	(16)	13	(15)
Total	817	(356)	11	(14)	684	(328)	13	(15)
1Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	At
	30 Jun 2025				31 Dec 2024
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	414	(157)	11	(11)	310	(106)	10	(10)
Asset-backed securities	30	(24)	—	(1)	37	(27)	1	(1)
Structured notes	8	(8)	—	—	9	(9)	—	—
Derivatives	171	(107)	—	—	143	(104)	—	—
Other portfolios	194	(60)	—	(2)	185	(82)	2	(4)
Total	817	(356)	11	(14)	684	(328)	13	(15)
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2025. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages
163 and 164 of the Annual Report and Accounts 2024.

Quantitative information about significant unobservable inputs in Level 3 valuations
	At
	30 Jun 2025						31 Dec 2024
	Fair value		Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	Assets	Liabilities
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	1,206	1	Price - Net asset value	Current Value/Cost	0	9	0	9
Asset-backed securities (‘ABS’)	169	—
– collateralised loan/debt obligation	70	—	Market proxy	Price	0	100	0	97
– other ABSs	99	—	Market proxy	Price	0	255	0	248
Structured notes	—	3,036
– equity-linked notes	—	2,582	Model-Option model	Equity volatility	6%	57%	9%	49%
			Model-Option model	Equity correlation	21%	100%	15%	100%
– FX-linked notes	—	49	Model-Option model	FX volatility	5%	11%	3%	17%
– other	—	405
Derivatives	2,269	2,775
Interest rate derivatives:	750	814
– securitisation swaps	104	237	Model-Discounted cash flow	Constant Prepayment rate	5%	10%	5%	10%
– long-dated swaptions	65	66	Model-Option model	IR volatility	9%	21%	9%	21%
– other	581	511
FX derivatives:	403	360
– FX options	258	224	Model-Option model	FX volatility	1%	18%	1%	26%
– FX other	145	136
Equity derivatives:	919	1,128
– long-dated single stock options	306	333	Model-Option model	Equity volatility	7%	119%	7%	66%
– other	613	795
Credit derivatives	180	470
– total return swaps	155	385	Market proxy	Price	73	106	0	104
– other credit derivatives	25	85
Other	17	3
Other portfolios:	2,447	35
– bonds	1,544	28	Market proxy	Price	0	106	0	105
– repurchase agreements	263	—	Model-Discounted cash flow	IR Curve	0%	3%	0%	26%
– loans & deposit	501	—	Market proxy	Price	0	102
– other	139	7
At 30 Jun	6,091	5,847
1Private equity including strategic investments’ includes private equity, private credit, private equity funds and infrastructure debt, primarily held as part of our
Insurance business and for strategic investments.
6Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities, non-trading repurchase and reverse repurchase agreements are explained on pages
165 and 166 of the Annual Report and Accounts 2024.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	15,803	15,805	14,521	14,523
Loans and advances to customers	78,881	78,878	82,666	81,752
Reverse repurchase agreements – non-trading	68,408	68,410	53,612	53,614
Financial investments – at amortised cost	14,953	15,063	12,226	12,176
Liabilities
Deposits by banks	34,439	34,440	26,515	26,518
Customer accounts	229,804	229,817	242,303	242,320
Repurchase agreements – non-trading	36,832	36,832	40,384	40,385
Debt securities in issue	13,882	13,893	19,461	19,472
Subordinated liabilities	16,297	16,803	16,908	17,267

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	124	124	115	115
Loans and advances to customers	1,448	1,448	769	771
Reverse repurchase agreements – non-trading	—	—	—	—
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	75	75	—	—
Customer accounts	13,332	13,332	4,288	4,288
Repurchase agreements – non-trading	—	—	—	—
Debt securities in issue	—	—	—	—
Subordinated liabilities	—	—	—	—
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.